Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Provision for Income Taxes	A summary of the provision for income taxes is as follows:
Amounts stated in thousands	December 31, 2024
Corporate Income tax	$3,951
Trade tax	2,475
Other	217
Total provision for income taxes	$6,643

Reconciliation of German Statutory Income Tax Rate to Actual Effective Income Tax Rate
A reconciliation of the German statutory income tax rate to the actual effective income tax rate is provided below:

2024
German statutory income tax rate	32.28%
Tax rate differentials	(30.55%)
Other	(0.93%)
Effective income tax rate	0.80%

Components of Deferred Tax Account Balances
The significant components of the Company`s deferred tax account balances are as follows:

Year ended
Amounts stated in thousands	December 31, 2024
Deferred tax assets
Receivables due from related parties	$2,600
Right of Use Assets	2,508
Intangible assets	1,779
Provisions	1,481
Prepaid expenses and other assets	1,058
Other	480
Total deferred tax assets	9,906
Valuation allowances	(2,242)
Deferred tax assets, net of valuation allowances	7,664
Offsetting	(5,824)
Deferred tax assets, net of valuation allowances per balance sheet	1,840

Deferred tax liabilities
Equity instrument investments	5,757
Intangible assets	5,278
Lease liabilities	2,508
Other	377
Total deferred tax liabilities	13,920
Offsetting	(5,824)
Deferred tax liabilities per balance sheet	8,096

Net deferred tax liabilities	$6,256